Property, Plant and Equipment	12 Months Ended
Mar. 04, 2017
Property, Plant and Equipment
Property, Plant and Equipment

11. Property, Plant and Equipment

Following is a summary of property, plant and equipment, including capital lease assets, at March 4, 2017 and February 27, 2016:

	2017	2016
Land	$141,453	$145,335
Buildings	528,076	545,909
Leasehold improvements	1,566,666	1,515,250
Equipment	1,810,405	1,774,477
Software	16,316	6,111
Construction in progress	62,537	98,274

	4,125,453	4,085,356
Accumulated depreciation	(2,598,991)	(2,505,792)

Property, plant and equipment, net	$1,526,462	$1,579,564

Depreciation expense, which included the depreciation of assets recorded under capital leases, was $241,788, $241,787 and $229,760 in fiscal 2017, 2016 and 2015, respectively.

Included in property, plant and equipment was the carrying amount, which approximates fair value, of assets to be disposed of totaling $1,057 and $3,256 at March 4, 2017 and February 27, 2016, respectively.